CORPORATE BORROWINGS - Schedule of Corporate Borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Book value of borrowings	$ 9,147	$ 7,128
Deferred financing costs	(70)	(45)
Total	9,077	7,083
Book value of borrowings	9,147	7,128
Deferred financing costs	$ (70)	(45)
Canadian Term Debt Maturing On March 1, 2021 [Member] [Member]
Disclosure of detailed information about borrowings [line items]
Annual Rate	5.30%
Book value of borrowings	$ 0	269
Annual Rate	5.30%
Book value of borrowings	$ 0	269
Canadian Term Debt Maturing On March 31, 2023 [Member] [Member]
Disclosure of detailed information about borrowings [line items]
Annual Rate	4.54%
Book value of borrowings	$ 472	463
Annual Rate	4.54%
Book value of borrowings	$ 472	463
Canadian Term Debt Maturing On March 8, 2024 [Member] [Member]
Disclosure of detailed information about borrowings [line items]
Annual Rate	5.04%
Book value of borrowings	$ 393	385
Annual Rate	5.04%
Book value of borrowings	$ 393	385
U.S. Term Debt Maturing On April 01, 2024 [Member] [Member]
Disclosure of detailed information about borrowings [line items]
Annual Rate	4.00%
Book value of borrowings	$ 749	749
Annual Rate	4.00%
Book value of borrowings	$ 749	749
U.S. Term Debt Maturing On January 15, 2025 [Member] [Member]
Disclosure of detailed information about borrowings [line items]
Annual Rate	4.00%
Book value of borrowings	$ 500	500
Annual Rate	4.00%
Book value of borrowings	$ 500	500
Canadian Term Debt Maturing On January 28, 2026 [Member] [Member]
Disclosure of detailed information about borrowings [line items]
Annual Rate	4.82%
Book value of borrowings	$ 675	664
Annual Rate	4.82%
Book value of borrowings	$ 675	664
U.S. Term Debt Maturing On June 2, 2026 [Member] [Member]
Disclosure of detailed information about borrowings [line items]
Annual Rate	4.25%
Book value of borrowings	$ 497	497
Annual Rate	4.25%
Book value of borrowings	$ 497	497
Canadian Term Debt Maturing On March 16, 2027 [Member] [Member]
Disclosure of detailed information about borrowings [line items]
Annual Rate	3.80%
Book value of borrowings	$ 393	385
Annual Rate	3.80%
Book value of borrowings	$ 393	385
Canadian Term Debt Maturing On January 25, 2028 [Member]
Disclosure of detailed information about borrowings [line items]
Annual Rate	3.90%
Book value of borrowings	$ 649	649
Annual Rate	3.90%
Book value of borrowings	$ 649	649
U.S. Term Debt Maturing On March 29, 2029 [Member] [Member]
Disclosure of detailed information about borrowings [line items]
Annual Rate	4.85%
Book value of borrowings	$ 999	998
Annual Rate	4.85%
Book value of borrowings	$ 999	998
U.S. Term Debt Maturing On March 1, 2033 [Member] [Member]
Disclosure of detailed information about borrowings [line items]
Annual Rate	7.38%
Book value of borrowings	$ 250	250
Annual Rate	7.38%
Book value of borrowings	$ 250	250
Canadian Term Debt Maturing On June 14, 2035 [Member] [Member]
Disclosure of detailed information about borrowings [line items]
Annual Rate	5.95%
Book value of borrowings	$ 331	325
Annual Rate	5.95%
Book value of borrowings	$ 331	325
JPY Term Debt Maturing On December 1, 2038 [Member]
Disclosure of detailed information about borrowings [line items]
Annual Rate	1.42%
Book value of borrowings	$ 97	92
Annual Rate	1.42%
Book value of borrowings	$ 97	92
Mar. 1, 2033
Disclosure of detailed information about borrowings [line items]
Annual Rate	4.70%
Book value of borrowings	$ 902	902
Annual Rate	4.70%
Book value of borrowings	$ 902	902
U.S. Term Debt Maturing On April 15, 2030
Disclosure of detailed information about borrowings [line items]
Annual Rate	4.35%
Book value of borrowings	$ 749	0
Annual Rate	4.35%
Book value of borrowings	$ 749	0
U.S. Term Debt Maturing On April 15, 2050
Disclosure of detailed information about borrowings [line items]
Annual Rate	3.45%
Book value of borrowings	$ 594	0
Annual Rate	3.45%
Book value of borrowings	$ 594	0
U.S. Term Debt Maturing On March 30, 2051
Disclosure of detailed information about borrowings [line items]
Annual Rate	3.50%
Book value of borrowings	$ 497	0
Annual Rate	3.50%
Book value of borrowings	$ 497	0
U.S. Term Debt Maturing On October 16, 2080
Disclosure of detailed information about borrowings [line items]
Annual Rate	4.63%
Book value of borrowings	$ 400	0
Annual Rate	4.63%
Book value of borrowings	$ 400	$ 0